FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT A

The Guardian Separate Account A

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund

	12/31/2025	12/31/2025

Assets:
Shares owned in underlying fund	22,823	36,558
Net asset value per share (NAV)	30.92	42.01
Receivable for fund shares sold	61	3,110
Other assets	—	—

Total Assets (Shares x NAV)	$705,745	$1,538,925
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	61	3,109

Net Assets	$705,684	$1,535,816

Net Assets: Regular Contract
Contract value in accumulation period	$703,771	$1,171,048

Net Assets	$703,771	$1,171,048
Units Outstanding	45,427	68,930
Unit Value (accumulation)	$15.41	$16.90

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Total
Contract value in accumulation period	$703,771	$1,171,048
Contract value in Payout (annuitization) period	1,913	364,768

Net Assets	$705,684	$1,535,816

Cost of Shares in Underlying Fund	$495,557	$1,037,406

(1) Portfolio liquidated as of April 25, 2025
(2) Portfolio liquidated as of June 27, 2025
(3) Portfolio liquidated as of August 29, 2025

STATEMENTS OF OPERATIONS

	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund

	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality and expense risk charges	5,969	15,325

Net investment income/(expense)	(5,969)	(15,325)

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	15,045	240,457
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	15,045	240,457
Net change in unrealized appreciation/(depreciation)	68,067	(12,636)

Net realized and unrealized gain/(loss) from investments	83,112	227,821

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$77,143	$212,496

See notes to financial statements

B-2

Investment Options
Guardian All Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series

12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	(1)

2,883,313	51,599	557,449	63,464	1,224,867	4,120,563	—
14.02	14.92	10.97	11.22	14.33	13.92	39.76
25,469	66	1,421	36	4,782	46,504	—
—	—	1	—	—	—	—

$40,449,523	$769,918	$6,116,642	$712,098	$17,557,126	$57,404,738	$—

26,157	65	2,073	36	5,536	47,374	—

$40,423,366	$769,853	$6,114,569	$712,062	$17,551,590	$57,357,364	$—

$35,288,370	$767,794	$5,282,914	$711,303	$15,654,026	$50,906,265	$—

$35,288,370	$767,794	$5,282,914	$711,303	$15,654,026	$50,906,265	$—
2,409,514	51,507	499,418	65,753	1,133,055	3,810,375	(286)
$14.61	$14.83	$10.55	$10.76	$13.78	$12.54	$—

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

$35,288,370	$767,794	$5,282,914	$711,303	$15,654,026	$50,906,265	$—
5,134,996	2,059	831,655	759	1,897,564	6,451,099	—

$40,423,366	$769,853	$6,114,569	$712,062	$17,551,590	$57,357,364	$—

$26,367,753	$565,570	$5,573,106	$638,803	$12,402,746	$50,113,662	$—

Investment Options
Guardian All Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series

1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 4/25/2025

$—	$—	$—	$—	$—	$—	$860,127

388,272	5,825	61,509	7,394	171,107	412,546	184,096

(388,272)	(5,825)	(61,509)	(7,394)	(171,107)	(412,546)	676,031

1,715,408	7,359	45,014	24,697	460,383	1,458,887	(5,508,973)
—	—	—	—	—	—	9,201,747

1,715,408	7,359	45,014	24,697	460,383	1,458,887	3,692,774
3,103,670	54,841	354,063	14,091	1,613,344	6,443,784	(5,972,860)

4,819,078	62,200	399,077	38,788	2,073,727	7,902,671	(2,280,086)

$4,430,806	$56,375	$337,568	$31,394	$1,902,620	$7,490,125	$(1,604,055)

B-3

The Guardian Separate Account A

STATEMENTS OF ASSETS AND LIABILITIES

	Victory 500 Index VIP Series	Victory High Yield VIP Series

	(3)	(3)

Assets:
Shares owned in underlying fund	—	—
Net asset value per share (NAV)	15.81	5.79
Receivable for fund shares sold	—	—
Other assets	—	—

Total Assets (Shares x NAV)	$—	$—
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$—	$—

Net Assets: Regular Contract
Contract value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Total
Contract value in accumulation period	$—	$—
Contract value in Payout (annuitization) period	—	—

Net Assets	$—	$—

Cost of Shares in Underlying Fund	$—	$—

(1) Portfolio liquidated as of April 25, 2025
(2) Portfolio liquidated as of June 27, 2025
(3) Portfolio liquidated as of August 29, 2025

STATEMENTS OF OPERATIONS

	Victory 500 Index VIP Series	Victory High Yield VIP Series

	1/1/2025 to 8/29/2025	1/1/2025 to 8/29/2025

2025 Investment Income
Income:
Reinvested dividends	$61,319	$53,581
Expenses:
Mortality and expense risk charges	31,315	3,809

Net investment income/(expense)	30,004	49,772

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(558,226)	(93,306)
Reinvested realized gain distributions	1,034,916	—

Net realized gain/(loss) on investments	476,690	(93,306)
Net change in unrealized appreciation/(depreciation)	(57,495)	75,988

Net realized and unrealized gain/(loss) from investments	419,195	(17,318)

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$449,199	$32,454

See notes to financial statements

B-4

Investment Options
Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity & Income Fund Series I	Invesco V.I. Government Securities Fund Series II

(3)	(3)	(2)	(1)	12/31/2025	12/31/2025	12/31/2025

—	—	—	—	6,401	19,721	27,733
10.22	19.47	12.09	5.26	81.00	18.27	10.54
—	—	—	—	14	10	8
—	—	—	—	—	—	—

$—	$—	$—	$—	$518,489	$360,312	$292,314

—	—	—	—	14	10	10

$—	$—	$—	$—	$518,475	$360,302	$292,304

$—	$—	$—	$—	$518,475	$357,627	$290,256

$—	$—	$—	$—	$518,475	$357,627	$290,256
—	—	—	—	12,591	12,934	26,577
$—	$—	$—	$—	$41.18	$27.65	$10.92

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$518,475	$357,627	$290,256
—	—	—	—	—	2,675	2,048

$—	$—	$—	$—	$518,475	$360,302	$292,304

$—	$—	$—	$—	$524,073	$352,817	$299,492

Investment Options
Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity & Income Fund Series I	Invesco V.I. Government Securities Fund Series II

1/1/2025 to 8/29/2025	1/1/2025 to 8/29/2025	1/1/2025 to 6/27/2025	1/1/2025 to 4/25/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$11,270	$88,611	$18,685	$2,491	$—	$7,198	$5,631

15,366	25,706	6,344	7,963	3,834	3,482	2,091

(4,096)	62,905	12,341	(5,472)	(3,834)	3,716	3,540

(1,117,694)	592,081	(158,480)	(1,860,682)	40,465	6,570	(8,755)
—	216,526	—	1,479,557	46,914	18,286	—

(1,117,694)	808,607	(158,480)	(381,125)	87,379	24,856	(8,755)
985,231	(174,280)	306,500	292,495	(52,906)	10,695	16,323

(132,463)	634,327	148,020	(88,630)	34,473	35,551	7,568

$(136,559)	$697,232	$160,361	$(94,102)	$30,639	$39,267	$11,108

B-5

The Guardian Separate Account A

STATEMENTS OF ASSETS AND LIABILITIES

	AB Sustainable Global Thematic Portfolio Class B	Davis Financial Portfolio

	12/31/2025	12/31/2025

Assets:
Shares owned in underlying fund	816	26,023
Net asset value per share (NAV)	30.26	17.76
Receivable for fund shares sold	36	—
Other assets	—	—

Total Assets (Shares x NAV)	$24,718	$462,169
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	35	—

Net Assets	$24,683	$462,169

Net Assets: Regular Contract
Contract value in accumulation period	$23,062	$415,571

Net Assets	$23,062	$415,571
Units Outstanding	749	7,042
Unit Value (accumulation)	$30.79	$56.96

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Total
Contract value in accumulation period	$23,062	$415,571
Contract value in Payout (annuitization) period	1,621	46,598

Net Assets	$24,683	$462,169

Cost of Shares in Underlying Fund	$24,030	$411,880

(1) Portfolio liquidated as of April 25, 2025
(2) Portfolio liquidated as of June 27, 2025
(3) Portfolio liquidated as of August 29, 2025

STATEMENTS OF OPERATIONS

	AB Sustainable Global Thematic Portfolio Class B	Davis Financial Portfolio

	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$—	$6,777
Expenses:
Mortality and expense risk charges	296	4,875

Net investment income/(expense)	(296)	1,902

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	603	53,943
Reinvested realized gain distributions	4,141	39,725

Net realized gain/(loss) on investments	4,744	93,668
Net change in unrealized appreciation/(depreciation)	(2,601)	17,024

Net realized and unrealized gain/(loss) from investments	2,143	110,692

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,847	$112,594

See notes to financial statements

B-6

Investment Options
Davis Real Estate Portfolio	Fidelity VIP Equity-Income Portfolio Service Class	Fidelity VIP Growth Opportunities Portfolio Service Class	Fidelity VIP Mid Cap Portfolio Service Class	Fidelity VIP Government Money Market Portfolio Service Class 2	Templeton Growth VIP Fund Class 2	Janus Henderson Enterprise Portfolio Institutional Shares

12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

28,953	90,622	51,445	91,879	14,924,507	24,682	7,056
12.66	29.16	99.10	36.79	1.00	14.15	83.58
33	252	3,794	3,588	26,772	9	78
—	—	—	—	4	—	—

$366,581	$2,642,803	$5,102,025	$3,383,816	$14,951,283	$349,259	$589,819

33	251	3,793	3,588	27,446	9	79

$366,548	$2,642,552	$5,098,232	$3,380,228	$14,923,837	$349,250	$589,740

$344,229	$2,367,185	$4,625,105	$3,142,542	$11,478,755	$348,563	$514,036

$344,229	$2,367,185	$4,625,105	$3,142,542	$11,478,755	$348,563	$514,036
7,280	47,050	48,569	31,778	1,066,664	12,282	11,440
$47.28	$50.31	$95.23	$95.37	$10.69	$28.38	$44.93

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

$344,229	$2,367,185	$4,625,105	$3,142,542	$11,478,755	$348,563	$514,036
22,319	275,367	473,127	237,686	3,445,082	687	75,704

$366,548	$2,642,552	$5,098,232	$3,380,228	$14,923,837	$349,250	$589,740

$471,646	$2,357,764	$3,972,750	$3,394,249	$14,924,507	$285,647	$552,290

Investment Options
Davis Real Estate Portfolio	Fidelity VIP Equity-Income Portfolio Service Class	Fidelity VIP Growth Opportunities Portfolio Service Class	Fidelity VIP Mid Cap Portfolio Service Class	Fidelity VIP Government Money Market Portfolio Service Class 2	Templeton Growth VIP Fund Class 2	Janus Henderson Enterprise Portfolio Institutional Shares

1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$9,920	$42,807	$—	$10,910	$333,933	$2,436	$1,585

3,803	22,452	34,787	31,193	89,545	2,547	7,724

6,117	20,355	(34,787)	(20,283)	244,388	(111)	(6,139)

(853)	88,621	199,729	63,608	(1)	(8,523)	19,370
15,095	138,327	44,752	354,360	—	20,918	61,342

14,242	226,948	244,481	417,968	(1)	12,395	80,712
(46,863)	124,788	493,301	(89,184)	1	41,993	(21,647)

(32,621)	351,736	737,782	328,784	—	54,388	59,065

$(26,504)	$372,091	$702,995	$308,501	$244,388	$54,277	$52,926

B-7

The Guardian Separate Account A

STATEMENTS OF ASSETS AND LIABILITIES

	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares

	12/31/2025	12/31/2025

Assets:
Shares owned in underlying fund	47,098	11,578
Net asset value per share (NAV)	59.42	64.90
Receivable for fund shares sold	9,459	498
Other assets	—	—

Total Assets (Shares x NAV)	$2,807,998	$751,911
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	9,459	498

Net Assets	$2,798,539	$751,413

Net Assets: Regular Contract
Contract value in accumulation period	$1,738,529	$597,915

Net Assets	$1,738,529	$597,915
Units Outstanding	20,763	11,319
Unit Value (accumulation)	$83.73	$52.82

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Total
Contract value in accumulation period	$1,738,529	$597,915
Contract value in Payout (annuitization) period	1,060,010	153,498

Net Assets	$2,798,539	$751,413

Cost of Shares in Underlying Fund	$2,290,260	$656,051

(1) Portfolio liquidated as of April 25, 2025
(2) Portfolio liquidated as of June 27, 2025
(3) Portfolio liquidated as of August 29, 2025

STATEMENTS OF OPERATIONS

	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares

	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$1,764	$—
Expenses:
Mortality and expense risk charges	26,039	5,822

Net investment income/(expense)	(24,275)	(5,822)

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	147,273	58,447
Reinvested realized gain distributions	291,181	49,645

Net realized gain/(loss) on investments	438,454	108,092
Net change in unrealized appreciation/(depreciation)	(29,110)	(7,658)

Net realized and unrealized gain/(loss) from investments	409,344	100,434

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$385,069	$94,612

See notes to financial statements

B-8

Investment Options
Janus Henderson Global Research Portfolio Institutional Shares	MFS® Growth Series Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class

12/31/2025	12/31/2025	12/31/2025	12/31/2025

8,390	24,736	53,633	27,586
79.67	67.85	15.60	23.33
65	4,206	23	138
—	—	—	—

$668,521	$1,682,554	$836,702	$643,712

65	4,207	23	139

$668,456	$1,678,347	$836,679	$643,573

$666,328	$1,195,741	$836,679	$586,934

$666,328	$1,195,741	$836,679	$586,934
21,762	22,413	17,044	14,852
$30.62	$53.35	$49.09	$38.36

$—	$—	$—	$—

$—	$—	$—	$—
—	—	—	—
$—	$—	$—	$—

$666,328	$1,195,741	$836,679	$586,934
2,128	482,606	—	56,639

$668,456	$1,678,347	$836,679	$643,573

$606,180	$1,604,523	$948,088	$658,592

Investment Options
Janus Henderson Global Research Portfolio Institutional Shares	MFS® Growth Series Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class

1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$2,265	$—	$—	$17,168

3,529	15,968	8,095	6,876

(1,264)	(15,968)	(8,095)	10,292

3,320	(2,371)	(74,092)	(8,645)
29,461	290,699	—	45,780

32,781	288,328	(74,092)	37,135
30,757	(99,962)	174,320	16,926

63,538	188,366	100,228	54,061

$62,274	$172,398	$92,133	$64,353

B-9

The Guardian Separate Account A

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund

	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(11,250)	$(18,632)
Net realized gain/(loss) from sale of investments	206,292	131,330
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	14,142	256,014

Net increase/(decrease) resulting from operations	209,184	368,712

2024 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	—	14,498
Net Annuity transactions, benefits and fees	(332,376)	(154,153)
Transfers on account of death	(402,869)	—
Transfers–other	656	(7,352)

Net increase/(decrease) from contract transactions	(734,589)	(147,007)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(525,405)	221,705
Net Assets at December 31, 2023	1,006,745	1,370,335

Net Assets at December 31, 2024	$481,340	$1,592,040

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$(5,969)	$(15,325)
Net realized gain/(loss) from sale of investments	15,045	240,457
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	68,067	(12,636)

Net increase/(decrease) resulting from operations	77,143	212,496

2025 Contract Transactions
Contract purchase payments	—	77
Transfers between investment divisions, net	175,332	194,783
Transfers on account of death	(1,714)	—
Net Annuity transactions, benefits and fees	(26,416)	(463,488)
Transfers–rider fees and other	(1)	(92)

Net increase/(decrease) from contract transactions	147,201	(268,720)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	224,344	(56,224)
Net Assets at December 31, 2024	481,340	1,592,040

Net Assets at December 31, 2025	$705,684	$1,535,816

See notes to financial statements

B-10

Investment Options
Guardian All Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series

1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 4/25/2025

$(394,814)	$(7,128)	$(66,003)	$(10,165)	$(188,622)	$(52,182)	$158,795
1,150,854	66,446	13,139	6,616	859,200	207,191	(158,483)
—	—	—	—	—	—	2,172,156
5,747,824	51,360	81,845	40,116	1,526,502	290,641	8,769,973

6,503,864	110,678	28,981	36,567	2,197,080	445,650	10,942,441

1,100	155	52,828	—	7,024	3,516	12,004
(389,435)	—	(56,724)	15,981	(320,023)	(141,050)	(1,413,380)
(2,983,948)	(225,845)	(671,913)	(49,552)	(3,085,852)	(1,039,094)	(5,297,465)
(506,421)	—	(70,855)	(69,404)	(359,842)	(11,855)	(253,928)
(12,394)	2,679	56	(3)	25,121	663	6,595

(3,891,098)	(223,011)	(746,608)	(102,978)	(3,733,572)	(1,187,820)	(6,946,174)

—	—	—	—	—	—	—

2,612,766	(112,333)	(717,627)	(66,411)	(1,536,492)	(742,170)	3,996,267
35,732,751	627,701	7,128,841	1,016,007	19,081,372	5,440,348	55,911,854

$38,345,517	$515,368	$6,411,214	$949,596	$17,544,880	$4,698,178	$59,908,121

$(388,272)	$(5,825)	$(61,509)	$(7,394)	$(171,107)	$(412,546)	$676,031
1,715,408	7,359	45,014	24,697	460,383	1,458,887	(5,508,973)
—	—	—	—	—	—	9,201,747
3,103,670	54,841	354,063	14,091	1,613,344	6,443,784	(5,972,860)

4,430,806	56,375	337,568	31,394	1,902,620	7,490,125	(1,604,055)

48,524	122	46,828	—	745,346	724,775	42,670
1,859,895	212,768	1,077	59,084	78,826	45,878,431	(47,593,190)
(347,219)	—	(7,741)	(149,501)	(821,078)	(1,377,704)	(22,866)
(3,913,634)	(14,781)	(674,520)	(178,511)	(1,900,528)	(59,125)	(10,730,996)
(523)	1	143	—	1,524	2,684	316

(2,352,957)	198,110	(634,213)	(268,928)	(1,895,910)	45,169,061	(58,304,066)

—	—	—	—	—	—	—

2,077,849	254,485	(296,645)	(237,534)	6,710	52,659,186	(59,908,121)
38,345,517	515,368	6,411,214	949,596	17,544,880	4,698,178	59,908,121

$40,423,366	$769,853	$6,114,569	$712,062	$17,551,590	$57,357,364	$—

B-11

The Guardian Separate Account A

STATEMENTS OF CHANGES IN NET ASSETS

	Victory 500 Index VIP Series	Victory High Yield VIP Series

	1/1/2024 to 8/29/2025	1/1/2024 to 8/29/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$11,645	$47,852
Net realized gain/(loss) from sale of investments	(48,902)	(21,188)
Reinvested realized gain distributions	378,972	—
Net change in unrealized appreciation/(depreciation) of investments	527,047	15,907

Net increase/(decrease) resulting from operations	868,762	42,571

2024 Contract Transactions
Contract purchase payments	155	155
Transfers between investment divisions, net	483,902	52,249
Net Annuity transactions, benefits and fees	(220,712)	(110,911)
Transfers on account of death	(26,537)	—
Transfers–other	(1,314)	56

Net increase/(decrease) from contract transactions	235,494	(58,451)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	1,104,256	(15,880)
Net Assets at December 31, 2023	3,484,477	601,580

Net Assets at December 31, 2024	$4,588,733	$585,700

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$30,004	$49,772
Net realized gain/(loss) from sale of investments	(558,226)	(93,306)
Reinvested realized gain distributions	1,034,916	—
Net change in unrealized appreciation/(depreciation) of investments	(57,495)	75,988

Net increase/(decrease) resulting from operations	449,199	32,454

2025 Contract Transactions
Contract purchase payments	65	45
Transfers between investment divisions, net	(3,475,900)	(565,236)
Transfers on account of death	—	—
Net Annuity transactions, benefits and fees	(1,563,557)	(52,964)
Transfers–rider fees and other	1,460	1

Net increase/(decrease) from contract transactions	(5,037,932)	(618,154)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(4,588,733)	(585,700)
Net Assets at December 31, 2024	4,588,733	585,700

Net Assets at December 31, 2025	$—	$—

See notes to financial statements

B-12

Investment Options
Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity & Income Fund Series I	Invesco V.I. Government Securities Fund Series II

1/1/2024 to 8/29/2025	1/1/2024 to 8/29/2025	1/1/2024 to 6/27/2025	1/1/2024 to 4/25/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$(34,317)	$67,761	$23,308	$(10,511)	$(4,844)	$1,918	$3,661
(384,141)	106,073	(163,327)	(49,962)	50,474	(5,035)	(11,701)
—	—	—	259,863	—	13,612	—
728,733	8,930	213,699	53,388	28,505	25,670	9,126

310,275	182,764	73,680	252,778	74,135	36,165	1,086

230	155	155	692	—	155	—
(102,746)	(99,297)	(69,816)	(27,311)	82,590	279,347	25,000
(274,794)	(332,288)	(222,618)	6,266	(110,501)	(269,180)	(53,124)
(37,639)	(22,094)	(21,172)	(200,833)	—	—	—
1,488	(163)	1,714	(2,430)	(358)	10	1

(413,461)	(453,687)	(311,737)	(223,616)	(28,269)	10,332	(28,123)

—	—	—	—	—	—	—

(103,186)	(270,923)	(238,057)	29,162	45,866	46,497	(27,037)
3,047,289	3,921,887	1,623,595	2,474,407	257,489	313,404	274,855

$2,944,103	$3,650,964	$1,385,538	$2,503,569	$303,355	$359,901	$247,818

$(4,096)	$62,905	$12,341	$(5,472)	$(3,834)	$3,716	$3,540
(1,117,694)	592,081	(158,480)	(1,860,682)	40,465	6,570	(8,755)
—	216,526	—	1,479,557	46,914	18,286	—
985,231	(174,280)	306,500	292,495	(52,906)	10,695	16,323

(136,559)	697,232	160,361	(94,102)	30,639	39,267	11,108

73	65	45	218	—	45	—
(1,777,228)	(3,129,192)	(1,228,776)	(2,024,813)	234,305	(12,593)	73,003
—	(4,965)	—	—	—	(1,311)	—
(1,032,637)	(1,214,069)	(317,167)	(384,870)	(49,824)	(26,777)	(39,625)
2,248	(35)	(1)	(2)	—	1,770	—

(2,807,544)	(4,348,196)	(1,545,899)	(2,409,467)	184,481	(38,866)	33,378

—	—	—	—	—	—	—

(2,944,103)	(3,650,964)	(1,385,538)	(2,503,569)	215,120	401	44,486
2,944,103	3,650,964	1,385,538	2,503,569	303,355	359,901	247,818

$—	$—	$—	$—	$518,475	$360,302	$292,304

B-13

The Guardian Separate Account A

STATEMENTS OF CHANGES IN NET ASSETS

	AB Sustainable Global Thematic Portfolio Class B	Davis Financial Portfolio

	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,095)	$(1,513)
Net realized gain/(loss) from sale of investments	(3,962)	32,836
Reinvested realized gain distributions	106	25,129
Net change in unrealized appreciation/(depreciation) of investments	10,969	29,052

Net increase/(decrease) resulting from operations	6,018	85,504

2024 Contract Transactions
Contract purchase payments	—	155
Transfers between investment divisions, net	(72,672)	(193,667)
Net Annuity transactions, benefits and fees	(3,363)	(51,827)
Transfers on account of death	—	(27,323)
Transfers–other	95	5

Net increase/(decrease) from contract transactions	(75,940)	(272,657)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(69,922)	(187,153)
Net Assets at December 31, 2023	100,504	503,316

Net Assets at December 31, 2024	$30,582	$316,163

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$(296)	$1,902
Net realized gain/(loss) from sale of investments	603	53,943
Reinvested realized gain distributions	4,141	39,725
Net change in unrealized appreciation/(depreciation) of investments	(2,601)	17,024

Net increase/(decrease) resulting from operations	1,847	112,594

2025 Contract Transactions
Contract purchase payments	—	122
Transfers between investment divisions, net	(7,484)	14,999
Transfers on account of death	—	—
Net Annuity transactions, benefits and fees	(261)	18,291
Transfers–rider fees and other	(1)	—

Net increase/(decrease) from contract transactions	(7,746)	33,412

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(5,899)	146,006
Net Assets at December 31, 2024	30,582	316,163

Net Assets at December 31, 2025	$24,683	$462,169

See notes to financial statements

B-14

Investment Options
Davis Real Estate Portfolio	Fidelity VIP Equity-Income Portfolio Service Class	Fidelity VIP Growth Opportunities Portfolio Service Class	Fidelity VIP Mid Cap Portfolio Service Class	Fidelity VIP Government Money Market Portfolio Service Class 2	Templeton Growth VIP Fund Class 2	Janus Henderson Enterprise Portfolio Institutional Shares

1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$5,602	$13,156	$(27,464)	$(25,294)	$222,846	$(1,016)	$(4,092)
(4,904)	32,244	(122,834)	169,511	—	1,255	(32,190)
10,227	122,018	—	435,736	—	1,418	28,948
3,761	82,056	838,278	(42,685)	—	19,781	112,468

14,686	249,474	687,980	537,268	222,846	21,438	105,134

155	2,307	—	—	2,375	692	692
(40,373)	66,469	80,439	(257,219)	726,996	—	30,750
(65,973)	(47,705)	(383,734)	(683,641)	(1,876,671)	(149,162)	(31,366)
—	—	—	(43,648)	(86,784)	—	(20,658)
(7)	(1,369)	(4,214)	(699)	(1,215)	391	(61)

(106,198)	19,702	(307,509)	(985,207)	(1,235,299)	(148,079)	(20,643)

—	—	—	—	—	—	—

(91,512)	269,176	380,471	(447,939)	(1,012,453)	(126,641)	84,491
496,202	1,848,175	2,073,291	3,772,607	6,292,738	423,992	716,702

$404,690	$2,117,351	$2,453,762	$3,324,668	$5,280,285	$297,351	$801,193

$6,117	$20,355	$(34,787)	$(20,283)	$244,388	$(111)	$(6,139)
(853)	88,621	199,729	63,608	(1)	(8,523)	19,370
15,095	138,327	44,752	354,360	—	20,918	61,342
(46,863)	124,788	493,301	(89,184)	1	41,993	(21,647)

(26,504)	372,091	702,995	308,501	244,388	54,277	52,926

122	813	85	77	67,673	218	218
(5,275)	318,978	1,887,740	117,982	8,192,548	83,547	(208,875)
—	—	(16,460)	(14,152)	(145,704)	(4,406)	—
(6,485)	(166,681)	70,250	(360,810)	1,282,169	(81,736)	(55,722)
—	—	(140)	3,962	2,478	(1)	—

(11,638)	153,110	1,941,475	(252,941)	9,399,164	(2,378)	(264,379)

—	—	—	—	—	—	—

(38,142)	525,201	2,644,470	55,560	9,643,552	51,899	(211,453)
404,690	2,117,351	2,453,762	3,324,668	5,280,285	297,351	801,193

$366,548	$2,642,552	$5,098,232	$3,380,228	$14,923,837	$349,250	$589,740

B-15

The Guardian Separate Account A

STATEMENTS OF CHANGES IN NET ASSETS

	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares

	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(27,563)	$(13,485)
Net realized gain/(loss) from sale of investments	108,441	267,476
Reinvested realized gain distributions	138,236	33,513
Net change in unrealized appreciation/(depreciation) of investments	375,792	(15,249)

Net increase/(decrease) resulting from operations	594,906	272,255

2024 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	(92,187)	266,016
Net Annuity transactions, benefits and fees	(97,402)	(106,088)
Transfers on account of death	—	(627,143)
Transfers–other	(2,173)	(593)

Net increase/(decrease) from contract transactions	(191,762)	(467,808)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	403,144	(195,553)
Net Assets at December 31, 2023	2,303,132	799,112

Net Assets at December 31, 2024	$2,706,276	$603,559

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$(24,275)	$(5,822)
Net realized gain/(loss) from sale of investments	147,273	58,447
Reinvested realized gain distributions	291,181	49,645
Net change in unrealized appreciation/(depreciation) of investments	(29,110)	(7,658)

Net increase/(decrease) resulting from operations	385,069	94,612

2025 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	333,066	90,945
Transfers on account of death	—	—
Net Annuity transactions, benefits and fees	(625,703)	(37,670)
Transfers–rider fees and other	(169)	(33)

Net increase/(decrease) from contract transactions	(292,806)	53,242

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	92,263	147,854
Net Assets at December 31, 2024	2,706,276	603,559

Net Assets at December 31, 2025	$2,798,539	$751,413

See notes to financial statements

B-16

Investment Options
Janus Henderson Global Research Portfolio Institutional Shares	MFS® Growth Series Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class

1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$(2,772)	$(17,854)	$(9,730)	$18,040
62,456	29,277	(69,896)	(15,606)
9,332	122,482	—	55,674
(6,328)	226,262	126,104	12,589

62,688	360,167	46,478	70,697

—	—	—	—
205,782	307,709	(67,756)	(88,571)
(180,302)	(142,833)	8,756	(512,415)
(14,244)	—	—	(36,924)
43	1,796	(1,154)	563

11,279	166,672	(60,154)	(637,347)

—	—	—	—

73,967	526,839	(13,676)	(566,650)
262,074	1,107,374	853,726	1,289,593

$336,041	$1,634,213	$840,050	$722,943

$(1,264)	$(15,968)	$(8,095)	$10,292
3,320	(2,371)	(74,092)	(8,645)
29,461	290,699	—	45,780
30,757	(99,962)	174,320	16,926

62,274	172,398	92,133	64,353

—	77	—	—
296,563	(3,243)	(44,950)	—
—	—	—	—
(26,423)	(125,012)	(50,554)	(143,723)
1	(86)	—	—

270,141	(128,264)	(95,504)	(143,723)

—	—	—	—

332,415	44,134	(3,371)	(79,370)
336,041	1,634,213	840,050	722,943

$668,456	$1,678,347	$836,679	$643,573

B-17

THE GUARDIAN SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (December 31, 2025)

NOTE 1 — ORGANIZATION

The Guardian Separate Account A (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on October 31, 1981. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the twenty-six investment options within the Account, or the FRO. However, a contract owner may only invest in up to twenty investment options, including the FRO, at any time. Contract owners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider, which may provide greater benefits than the proceeds payable under the basic contract. Prior period amounts have been re-classified to conform to current period presentation.

The twenty-six investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Guardian Integrated Research VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian All Cap Core VIP Fund

Guardian Strategic Large Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Guardian Equity Income VIP Fund

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Equity & Income Fund Series I

Invesco V.I. Government Securities Fund Series II

AB Sustainable Global Thematic Portfolio Class B

Davis Financial Portfolio

Davis Real Estate Portfolio

Fidelity VIP Equity-Income Portfolio Service Class

Fidelity VIP Growth Opportunities Portfolio Service Class

Fidelity VIP Mid Cap Portfolio Service Class

Fidelity VIP Government Money Market Portfolio Service Class 2

Templeton Growth VIP Fund Class 2

Janus Henderson Enterprise Portfolio Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Research Portfolio Institutional Shares

Janus Henderson Global Research Portfolio Institutional Shares

MFS® Growth Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Total Return Series Initial Class

The below funds were part of a fund substitution and are no longer available as an investment option under this contract in 2025:

Existing Fund	Replacement Fund	Date
Victory RS Large Cap Alpha VIP Series	Guardian Equity Income VIP Fund	April 25, 2025
Gabelli Capital Asset Fund	Guardian All Cap Core VIP Fund	April 25, 2025

The below funds were liquidated and no longer available as an investment option under this contract in 2025:

Existing Fund	Replacement Fund	Date
Victory Sophus Emerging Markets VIP Series	Fidelity VIP Government Money Market Portfolio Service Class 2	June 27, 2025
Victory RS International VIP Series	Fidelity VIP Government Money Market Portfolio Service Class 2	August 29, 2025
Victory RS Small Cap Growth Equity VIP Series	Fidelity VIP Government Money Market Portfolio Service Class 2	August 29, 2025
Victory 500 Index VIP Series	Fidelity VIP Government Money Market Portfolio Service Class 2	August 29, 2025
Victory High Yield VIP Series	Fidelity VIP Government Money Market Portfolio Service Class 2	August 29, 2025

B-18

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee and other policy benefits). Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

As of September 3, 2024, GIAC reinsured with Talcott Resolution Life Insurance Co. (Talcott) with respect to GIAC’s variable annuity portfolio. Talcott will be the administrator and service all variable annuity contracts primarily comprised with guaranteed living withdrawal benefits and death benefit riders.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2025, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little, or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria Level 1 or 2. As of December 31, 2025, none of the Account investments are considered a Level 3.

B-19

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

The Account invests in various registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2025, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $161,688,554.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2025, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2025, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1983, 2000 and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 1.0% — 6.0%, as applicable based on the annuitization date. The mortality risk on life contingent contract is minimal and is borne by Talcott Resolution Life as they reinsure nearly all of GIAC’s payout annuities with variable payments as part of a 100% coinsurance / modified coinsurance agreement executed with GIAC in November 2022. Variance in mortality experience may result in transfers to or from the general account of GIAC for retained contracts. Such amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statement of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-20

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

Segmented Reporting

In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The management committee of GIAC evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the fund’s chief operating decision maker (“CODM”) assessing performance and making decisions about product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025, were as follows:

	Purchases	Sales
Guardian Integrated Research VIP Fund	$181,298	$40,066
Guardian Large Cap Disciplined Growth VIP Fund	298,109	582,156
Guardian All Cap Core VIP Fund	2,644,532	5,388,687
Guardian Strategic Large Cap Core VIP Fund	212,870	20,586
Guardian Core Fixed Income VIP Fund	110,752	806,089
Guardian Short Duration Bond VIP Fund	59,882	336,204
Guardian Balanced Allocation VIP Fund	85,757	2,165,098
Guardian Equity Income VIP Fund	53,615,011	8,857,624
Victory RS Large Cap Alpha VIP Series	10,081,323	58,518,805
Victory 500 Index VIP Series	2,342,177	6,315,191
Victory High Yield VIP Series	54,940	623,322
Victory RS Small Cap Growth Equity VIP Series	25,951	2,837,591
Victory RS International VIP Series	327,324	4,396,089
Victory Sophus Emerging Markets VIP Series	44,317	1,577,876
Gabelli Capital Asset Fund	1,491,672	2,427,052
Invesco V.I. American Franchise Fund Series I	382,892	155,332
Invesco V.I. Equity & Income Fund Series I	25,913	42,776
Invesco V.I. Government Securities Fund Series II	102,125	65,206
AB Sustainable Global Thematic Portfolio Class B	4,284	8,187
Davis Financial Portfolio	339,151	264,113
Davis Real Estate Portfolio	27,114	17,541
Fidelity VIP Equity-Income Portfolio Service Class	665,913	354,122
Fidelity VIP Growth Opportunities Portfolio Service Class	2,654,149	702,711
Fidelity VIP Mid Cap Portfolio Service Class	627,666	546,531
Fidelity VIP Government Money Market Portfolio Service Class 2	14,501,755	4,857,800
Templeton Growth VIP Fund Class 2	133,841	115,413
Janus Henderson Enterprise Portfolio Institutional Shares	65,916	275,092
Janus Henderson Forty Portfolio Institutional Shares	804,444	830,343
Janus Henderson Research Portfolio Institutional Shares	341,422	244,358
Janus Henderson Global Research Portfolio Institutional Shares	328,688	30,352
MFS® Growth Series Initial Class	428,295	281,826
MFS® New Discovery Series Initial Class	—	103,599
MFS® Total Return Series Initial Class	65,277	152,925

Total	$93,074,760	$103,940,666

B-21

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

A fixed annual contract fee of $30 for single premium payment contracts and $35 for flexible premium payment contracts is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. These charges are assessed through a redemption of units. For the years ended December 31, 2025, and 2024, contract fees amounted to $34,915 and $411,636, respectively and are reflected in “Net Annuity transactions, benefits and fees” in the Statements of Changes in Net Assets.

Expense Charges

(1)	A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.00% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, through a reduction of the unit value, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .30%;

b)	Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%. There were no sales in 2025.

(2)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

Effective October 3, 2024, Victory Capital Management, Inc. (“VCM”) has terminated the sub-advisory agreement with PAIA and effective October 4, 2024, the Fund is now managed by VCM’s Victory Income Investors investment franchise.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

• Guardian Integrated Research VIP Fund • Guardian Large Cap Disciplined Growth VIP Fund • Guardian All Cap Core VIP Fund • Guardian Strategic Large Cap Core VIP Fund	• Guardian Core Fixed Income VIP Fund • Guardian Short Duration Bond VI Fund • Guardian Balanced Allocation VIP Fund • Guardian Equity Income VIP Fund

GIAC has administrative service fee agreements with Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein L.P., Davis Selected Advisers LP, Fidelity Management & Research Company, Templeton Global Advisors Limited, Janus Henderson Group PLC, Massachusetts Financial Services Company, and EULAV Asset Management, LLC, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account.

B-22

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in “Mortality and expense risk charges” in the Statements of Operations.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. These charges are assessed through a redemption in units and paid to GIAC during the first seven contract years for a Single Premium Payment Contract.

Numbers of Contract Years Completed from Date of the Premium Payment	Contingent Deferred Sales Charge Percentage

1	5%

2	5%

3	4%

4	3%

5	2%

6	1%

7+	0%

For a Flexible Premium Payment Contract, the contingent deferred sales charges are the lesser of 5% of the total payments made during the 72 months immediately preceding the date of withdrawal, or 5% of the total amount being withdrawn.

For the years ended December 31, 2025, and 2024, contingent deferred sales charges were $339,370 and $105,567, respectively.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2025 and 2024, were as follows:

	2025			2024
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Guardian Integrated Research VIP Fund	12,545	2,247	10,298	—	56,576	(56,576)
Guardian Large Cap Disciplined Growth VIP Fund	41,802	36,514	5,288	304	9,453	(9,149)
Guardian All Cap Core VIP Fund	232,949	373,071	(140,122)	39,682	338,249	(298,567)
Guardian Strategic Large Cap Core VIP Fund	14,421	1,014	13,407	13	886	(873)
Guardian Core Fixed Income VIP Fund	18,987	83,627	(64,640)	9,226	76,076	(66,850)
Guardian Short Duration Bond VIP Fund	14,342	40,073	(25,731)	1,589	11,343	(9,754)
Guardian Balanced Allocation VIP Fund	33,249	168,045	(134,796)	153,563	444,392	(290,829)
Guardian Equity Income VIP Fund	4,111,368	652,631	3,458,737	299	109,607	(109,308)
Victory RS Large Cap Alpha VIP Series	13,841	168,600	(154,759)	3,562	20,536	(16,974)
Victory 500 Index VIP Series	44,007	115,766	(71,759)	13,199	8,845	4,354
Victory High Yield VIP Series	826	18,970	(18,144)	1,724	3,682	(1,958)
Victory RS Small Cap Growth Equity VIP Series	15,103	43,735	(28,632)	107	3,615	(3,508)
Victory RS International VIP Series	11,255	67,374	(56,119)	3	8,974	(8,971)
Victory Sophus Emerging Markets VIP Series	5,736	30,186	(24,450)	3	7,099	(7,096)
Gabelli Capital Asset Fund	3,465	23,811	(20,346)	5	2,980	(2,975)
Invesco V.I. American Franchise Fund Series I	9,132	3,636	5,496	2,162	3,484	(1,322)
Invesco V.I. Equity & Income Fund Series I	972	1,528	(556)	12,356	11,716	640
Invesco V.I. Government Securities Fund Series II	8,835	6,084	2,751	2,398	5,220	(2,822)
AB Sustainable Global Thematic Portfolio Class B	12	245	(233)	—	2,449	(2,449)
Davis Financial Portfolio	5,137	4,950	187	106	7,189	(7,083)
Davis Real Estate Portfolio	88	285	(197)	2	2,183	(2,181)

B-23

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	2025			2024
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Fidelity VIP Equity-Income Portfolio Service Class	10,840	7,335	3,505	1,594	2,900	(1,306)
Fidelity VIP Growth Opportunities Portfolio Service Class	27,587	7,612	19,975	901	7,888	(6,987)
Fidelity VIP Mid Cap Portfolio Service Class	3,487	5,652	(2,165)	—	11,905	(11,905)
Fidelity VIP Government Money Market Portfolio Service Class 2	1,107,167	462,195	644,972	91,747	138,552	(46,805)
Templeton Growth VIP Fund Class 2	3,977	4,508	(531)	30	6,282	(6,252)
Janus Henderson Enterprise Portfolio Institutional Shares	276	5,962	(5,686)	849	2,951	(2,102)
Janus Henderson Forty Portfolio Institutional Shares	6,119	10,632	(4,513)	133	3,749	(3,616)
Janus Henderson Research Portfolio Institutional Shares	5,225	4,997	228	7,013	17,660	(10,647)
Janus Henderson Global Research Portfolio Institutional Shares	9,722	1,020	8,702	8,427	7,773	654
MFS® Growth Series Initial Class	3,798	5,266	(1,468)	7,240	4,328	2,912
MFS® New Discovery Series Initial Class	878	2,098	(1,220)	—	1,687	(1,687)
MFS® Total Return Series Initial Class	224	3,909	(3,685)	—	17,833	(17,833)

NOTE 6 — FINANCIAL HIGHLIGHTS

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders’ accounts through redemption of units. The net assets disclosed in the table below represent only net assets in accumulation.

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Guardian Integrated Research VIP Fund(5)(6)
2025	45,427	$15.41	$703,771	1.00%	0.00%	13.35%
2024	35,129	13.60	479,381	1.00%	0.00%	24.11%
2023	89,845	10.95	984,243	1.00%	0.00%	23.09%
2022	81,518	8.90	725,529	1.00%	0.00%	-11.00%

Guardian Large Cap Disciplined Growth VIP Fund(5)(6)
2025	68,930	$16.90	$1,171,048	1.00%	0.00%	15.67%
2024	63,642	14.61	933,405	1.00%	0.00%	27.02%
2023	71,291	11.50	819,997	1.00%	0.00%	40.49%
2022	72,601	8.19	594,377	1.00%	0.00%	-18.13%

Guardian All Cap Core VIP Fund(5)(6)
2025	2,409,514	$14.61	$35,288,370	1.00%	0.00%	11.14%
2024	2,549,636	13.14	33,596,343	1.00%	0.00%	18.60%
2023	2,809,520	11.08	31,135,247	1.00%	0.00%	21.73%
2022	3,182,677	9.10	28,975,301	1.00%	0.00%	-8.96%

Guardian Strategic Large Cap Core VIP Fund(5)(6)
2025	51,507	$14.83	$767,794	1.00%	0.00%	10.50%
2024	38,100	13.42	513,205	1.00%	0.00%	18.08%
2023	37,969	11.36	431,483	1.00%	0.00%	18.97%
2022	30,355	9.55	289,949	1.00%	0.00%	-4.48%

B-24

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Guardian Core Fixed Income VIP Fund(5)(6)
2025	499,418	$10.55	$5,282,914	1.00%	0.00%	5.56%
2024	564,058	9.99	5,652,287	1.00%	0.00%	0.21%
2023	628,857	9.97	6,271,606	1.00%	0.00%	4.48%
2022	680,202	9.55	6,492,760	1.00%	0.00%	-4.55%

Guardian Short Duration Bond VIP Fund(5)(6)
2025	65,753	$10.76	$711,303	1.00%	0.00%	4.16%
2024	91,484	10.33	948,750	1.00%	0.00%	3.27%
2023	100,143	10.00	1,001,687	1.00%	0.00%	3.07%
2022	105,574	9.70	1,024,516	1.00%	0.00%	-2.96%

Guardian Balanced Allocation VIP Fund(5)(6)
2025	1,133,055	$13.78	$15,654,026	1.00%	0.00%	11.80%
2024	1,267,851	12.33	15,664,590	1.00%	0.00%	12.40%
2023	1,518,620	10.97	16,653,824	1.00%	0.00%	16.71%
2022	1,868,573	9.40	17,557,755	1.00%	0.00%	-6.04%

Guardian Equity Income VIP Fund(5)(6)
2025	3,810,375	$12.54	$50,906,265	1.00%	0.00%	6.61%
2024	351,638	11.77	4,153,453	1.00%	0.00%	8.55%
2023	455,927	10.84	4,941,579	1.00%	0.00%	6.35%
2022	523,163	10.19	5,331,541	1.00%	0.00%	1.91%

Victory RS Large Cap Alpha VIP Series(7)
2025	(286)	$—	$—	N/A	N/A	N/A
2024	154,473	320.11	54,060,160	1.00%	1.30%	-15.77%
2023	129,714	380.05	49,297,413	1.00%	1.29%	12.57%
2022	141,211	337.60	47,672,739	1.00%	1.37%	-5.27%
2021	153,338	356.39	54,648,091	1.00%	1.09%	22.28%

Victory 500 Index VIP Series(9)
2025	—	$—	$—	N/A	N/A	N/A
2024	71,759	48.61	3,614,837	1.00%	1.31%	19.32%
2023	66,749	40.74	2,719,275	1.00%	1.43%	25.70%
2022	63,418	32.41	2,055,405	1.00%	1.10%	-20.15%
2021	110,828	40.59	4,498,214	1.00%	1.25%	26.18%

Victory High Yield VIP Series(4)(9)
2025	—	$—	$—	N/A	N/A	N/A
2024	18,144	30.95	561,639	1.00%	9.21%	7.35%
2023	20,102	28.83	579,605	1.00%	7.44%	10.32%
2022	22,281	26.14	582,340	1.00%	6.16%	-14.40%
2021	27,784	30.53	848,331	1.00%	6.88%	4.81%

Victory INCORE Low Duration Bond VIP Series(6)(9)
2025	—	$—	$—	N/A	N/A	N/A
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	104,084	13.29	1,383,396	1.00%	1.68%	0.01%

Victory RS Small Cap Growth Equity VIP Series(9)
2025	—	$—	$—	N/A	N/A	N/A
2024	28,632	62.29	1,951,338	1.00%	0.00%	1.09%
2023	31,977	61.61	1,970,175	1.00%	0.00%	19.22%
2022	32,721	51.68	1,690,922	1.00%	0.00%	-36.98%
2021	45,248	82.01	3,710,680	1.00%	0.00%	-11.31%

B-25

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Victory RS International VIP Series(9)
2025	—	$—	$—	N/A	N/A	N/A
2024	56,119	45.84	3,004,729	1.00%	2.90%	-19.40%
2023	52,945	56.88	3,011,407	1.00%	2.74%	18.84%
2022	59,027	47.86	2,824,991	1.00%	2.82%	-16.64%
2021	65,943	57.41	3,785,912	1.00%	1.71%	13.24%

Victory Sophus Emerging Markets VIP Series(8)
2025	—	$—	$—	N/A	N/A	N/A
2024	24,450	45.20	1,141,846	1.00%	2.68%	0.70%
2023	30,678	44.89	1,377,096	1.00%	3.22%	9.94%
2022	33,417	40.83	1,364,379	1.00%	0.78%	-23.23%
2021	37,692	53.18	2,004,433	1.00%	0.83%	-5.36%

Victory INCORE Investment Quality Bond VIP Series(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	111,677	79.07	8,830,736	1.00%	2.15%	-1.20%

Gabelli Capital Asset Fund(4)(7)
2025	—	$—	$—	N/A	N/A	N/A
2024	20,346	105.56	2,147,742	1.00%	0.65%	10.21%
2023	23,321	95.79	2,233,787	1.00%	0.49%	10.76%
2022	25,105	86.48	2,171,086	1.00%	0.39%	-13.78%
2021	30,456	100.30	3,054,717	1.00%	0.44%	19.30%

Value Line Centurion Fund(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	163,110	223.25	36,413,441	1.00%	0.02%	18.50%

Value Line Strategic Asset Management Trust(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	108,145	206.61	22,343,516	1.00%	0.31%	14.73%

Invesco V.I. American Franchise Fund Series I
2025	12,591	$41.18	$518,475	1.00%	0.00%	10.57%
2024	7,095	37.24	264,239	1.00%	0.00%	33.56%
2023	8,417	27.88	234,684	1.00%	0.00%	39.54%
2022	5,136	19.98	102,624	1.00%	0.00%	-31.79%
2021	6,000	29.29	175,766	1.00%	0.00%	10.83%

Invesco V.I. Equity & Income Fund Series I
2025	12,934	$27.65	$357,627	1.00%	1.74%	11.70%
2024	13,490	24.75	333,929	1.00%	1.74%	11.02%
2023	12,850	22.30	286,519	1.00%	1.97%	9.47%
2022	12,948	20.37	263,735	1.00%	1.78%	-8.42%
2021	12,974	22.24	288,543	1.00%	3.76%	12.87%

B-26

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Invesco V.I. Core Equity Fund Series I(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	1,995	24.98	49,851	1.00%	0.67%	26.49%

Invesco V.I. Government Securities Fund Series II
2025	26,577	$10.92	$290,256	1.00%	2.36%	5.91%
2024	23,826	10.31	245,702	1.00%	2.36%	0.48%
2023	26,648	10.26	273,493	1.00%	1.81%	3.44%
2022	29,674	9.92	294,435	1.00%	1.54%	-11.45%
2021	38,158	11.21	427,589	1.00%	2.16%	-3.39%

Invesco V.I. Growth and Income Fund Series II(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	19,514	37.41	730,044	1.00%	1.41%	26.93%

AB VPS Relative Value Portfolio Class B(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	5,249	37.55	197,067	1.00%	0.60%	26.58%

AB VPS Large Cap Growth Portfolio Class B(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	20,511	64.56	1,324,212	1.00%	0.00%	27.39%

AB Sustainable Global Thematic Portfolio Class B
2025	749	$30.79	$23,062	1.00%	0.00%	4.99%
2024	982	29.33	28,788	1.00%	0.00%	4.92%
2023	3,431	27.95	95,904	1.00%	0.02%	14.57%
2022	1,371	24.40	33,460	1.00%	0.00%	-27.88%
2021	2,271	33.83	76,834	1.00%	0.00%	21.37%

Davis Financial Portfolio
2025	7,042	$56.96	$415,571	1.00%	1.71%	27.67%
2024	6,855	44.62	316,163	1.00%	1.71%	23.65%
2023	13,480	36.08	486,390	1.00%	2.28%	14.16%
2022	13,115	31.61	414,515	1.00%	1.73%	-9.43%
2021	16,949	34.90	591,446	1.00%	1.23%	29.26%

Davis Real Estate Portfolio
2025	7,280	$47.28	$344,229	1.00%	0.99%	-6.64%
2024	7,477	50.65	378,696	1.00%	0.99%	3.89%
2023	9,658	48.75	470,832	1.00%	2.42%	9.57%
2022	12,181	44.49	541,996	1.00%	1.67%	-27.52%
2021	15,008	61.39	921,329	1.00%	1.22%	40.59%

B-27

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Davis Value Portfolio(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	51,355	34.12	1,751,961	1.00%	0.56%	16.69%

Fidelity VIP Contrafund Portfolio Service Class(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	(1)	—	—	—
2021	94,928	60.24	5,718,163	1.00%	0.05%	26.46%

Fidelity VIP Equity-Income Portfolio Service Class
2025	47,050	$50.31	$2,367,185	1.00%	1.65%	22.11%
2024	43,545	41.20	1,860,550	1.00%	1.65%	10.04%
2023	44,850	37.44	1,679,303	1.00%	1.83%	9.45%
2022	49,702	34.21	1,700,303	1.00%	1.95%	-6.02%
2021	39,537	36.40	1,439,182	1.00%	1.62%	23.60%

Fidelity VIP Growth Opportunities Portfolio Service Class
2025	48,569	$95.23	$4,625,105	1.00%	0.00%	20.62%
2024	28,594	78.95	2,257,454	1.00%	0.00%	37.40%
2023	35,581	57.46	2,044,495	1.00%	0.00%	44.08%
2022	27,366	39.88	1,091,335	1.00%	0.00%	-38.82%
2021	31,685	65.18	2,065,337	1.00%	0.00%	10.73%

Fidelity VIP Mid Cap Portfolio Service Class
2025	31,778	$95.37	$3,142,542	1.00%	0.45%	10.41%
2024	33,943	86.38	3,036,271	1.00%	0.45%	12.06%
2023	45,184	77.09	3,483,085	1.00%	0.51%	13.88%
2022	45,766	67.69	3,098,121	1.00%	0.40%	-15.69%
2021	50,107	80.29	4,023,192	1.00%	0.49%	24.28%

Fidelity VIP Government Money Market Portfolio Service Class 2
2025	1,066,664	$10.69	$11,478,755	1.00%	1.47%	3.52%
2024	421,692	10.33	4,417,747	1.00%	1.47%	2.32%
2023	462,184	10.10	4,666,198	1.00%	4.52%	3.60%
2022	543,077	9.74	5,292,199	1.00%	1.29%	0.26%
2021	509,713	9.72	4,954,260	1.00%	0.01%	-0.98%

Templeton Growth VIP Fund Class 2
2025	12,282	$28.38	$348,563	1.00%	0.00%	26.79%
2024	12,813	22.38	296,511	1.00%	0.00%	0.93%
2023	19,024	22.18	421,900	1.00%	3.37%	19.82%
2022	20,073	18.51	371,522	1.00%	0.16%	-12.37%
2021	21,374	21.12	451,458	1.00%	1.13%	3.84%

Janus Henderson Enterprise Portfolio Institutional Shares
2025	11,440	$44.93	$514,036	1.00%	0.12%	6.62%
2024	17,126	42.14	721,750	1.00%	0.12%	14.47%
2023	19,228	36.82	707,908	1.00%	0.16%	16.91%
2022	18,999	31.49	598,284	1.00%	0.36%	-16.77%
2021	21,239	37.83	803,526	1.00%	0.34%	15.69%

B-28

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Janus Henderson Forty Portfolio Institutional Shares
2025	20,763	$83.73	$1,738,529	1.00%	0.00%	16.98%
2024	25,276	71.57	1,809,139	1.00%	0.00%	27.21%
2023	28,892	56.27	1,625,696	1.00%	0.20%	38.59%
2022	28,599	40.60	1,161,112	1.00%	0.18%	-34.20%
2021	30,336	61.71	1,871,919	1.00%	0.50%	21.69%

Janus Henderson Research Portfolio Institutional Shares(4)
2025	11,319	$52.82	$597,915	1.00%	0.00%	17.23%
2024	11,091	45.06	499,753	1.00%	0.00%	33.98%
2023	21,738	33.63	731,096	1.00%	0.14%	41.77%
2022	17,613	23.72	417,852	1.00%	0.71%	-30.58%
2021	17,615	34.17	601,979	1.00%	0.11%	19.15%

Janus Henderson Global Research Portfolio Institutional Shares
2025	21,762	$30.62	$666,328	1.00%	0.26%	19.73%
2024	13,060	25.57	333,975	1.00%	0.26%	22.37%
2023	12,406	20.90	259,254	1.00%	0.94%	25.53%
2022	12,152	16.65	202,296	1.00%	1.62%	-20.20%
2021	13,424	20.86	280,042	1.00%	0.52%	16.93%

MFS® Growth Series Initial Class
2025	22,413	$53.35	$1,195,741	1.00%	0.00%	11.10%
2024	23,881	48.02	1,146,832	1.00%	0.00%	30.17%
2023	20,969	36.89	773,566	1.00%	0.00%	34.53%
2022	21,931	27.42	601,399	1.00%	0.00%	-32.31%
2021	27,244	40.51	1,103,589	1.00%	0.00%	22.32%

MFS® Investors Trust Series Initial Class(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	3,967	50.26	199,363	1.00%	0.54%	25.57%

MFS® New Discovery Series Initial Class
2025	17,044	$49.09	$836,679	1.00%	0.00%	11.85%
2024	18,264	43.89	801,552	1.00%	0.00%	5.67%
2023	19,951	41.53	828,565	1.00%	0.00%	13.29%
2022	19,780	36.66	725,104	1.00%	0.00%	-30.45%
2021	27,396	52.70	1,443,922	1.00%	0.00%	0.80%

MFS® Research Series Initial Class(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	595	37.56	22,333	1.00%	0.55%	23.58%

MFS® Total Return Series Initial Class
2025	14,852	$38.36	$586,934	1.00%	0.00%	9.92%
2024	18,537	34.90	665,775	1.00%	0.00%	2.88%
2023	33,550	33.92	1,138,137	1.00%	1.99%	9.36%
2022	37,447	31.02	1,161,600	1.00%	1.75%	-10.47%
2021	54,585	34.65	1,891,212	1.00%	1.80%	13.00%

B-29

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

NOTE 6 — FINANCIAL HIGHLIGHTS

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders’ accounts through redemption of units. The net assets disclosed in the table below represent only net assets in accumulation.

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Guardian Integrated Research VIP Fund(5)(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	1,860	10.90	20,275	1.30%	0.00%	22.72%
2022	2,014	8.88	17,892	1.30%	0.00%	-11.18%

Guardian Large Cap Disciplined Growth VIP Fund(5)(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	1,500	11.44	17,166	1.30%	0.00%	40.07%
2022	1,504	8.17	12,287	1.30%	0.00%	-18.30%

Guardian All Cap Core VIP Fund(5)(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	38,683	11.03	426,526	1.30%	0.00%	21.36%
2022	43,951	9.09	399,311	1.30%	0.00%	-9.15%

Guardian Strategic Large Cap Core VIP Fund(5)(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	1,004	11.31	11,352	1.30%	0.00%	18.62%
2022	1,050	9.53	10,008	1.30%	0.00%	-4.68%

Guardian Core Fixed Income VIP Fund(5)(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	2,051	9.92	20,351	1.30%	0.00%	4.17%
2022	2,053	9.53	19,559	1.30%	0.00%	-4.74%

Guardian Short Duration Bond VIP Fund(5)(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	1,095	9.95	10,895	1.30%	0.00%	2.76%
2022	1,155	9.68	11,189	1.30%	0.00%	-3.16%

Guardian Balanced Allocation VIP Fund(5)(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	40,060	10.91	437,099	1.30%	0.00%	16.36%
2022	40,095	9.38	375,976	1.30%	0.00%	-6.23%

Guardian Equity Income VIP Fund(5)(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	5,019	10.78	54,121	1.30%	0.00%	6.04%
2022	5,290	10.17	53,800	1.30%	0.00%	1.70%

Victory RS Large Cap Alpha VIP Series(7)
2025	—	$—	$—	N/A	N/A	N/A
2024	—	—	—	—	—	—
2023	41,733	37.99	1,585,625	1.30%	1.29%	12.24%
2022	48,655	33.85	1,647,094	1.30%	1.37%	-5.56%
2021	55,801	35.84	2,000,149	1.30%	1.09%	21.91%

B-30

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Victory 500 Index VIP Series(9)
2025	—	$—	$—	N/A	N/A	N/A
2024	—	—	—	—	—	—
2023	656	37.95	24,894	1.30%	1.43%	25.32%
2022	677	30.28	20,509	1.30%	1.10%	-20.39%
2021	700	38.04	26,638	1.30%	1.25%	25.80%

Victory INCORE Low Duration Bond VIP Series(6)(9)
2025	—	$—	$—	N/A	N/A	N/A
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	1,009	12.60	12,719	1.30%	1.68%	-0.29%

Victory RS Small Cap Growth Equity VIP Series(9)
2025	—	$—	$—	N/A	N/A	N/A
2024	—	—	—	—	—	—
2023	163	51.05	8,322	1.30%	0.00%	18.87%
2022	170	42.95	7,307	1.30%	0.00%	-37.17%
2021	1,499	68.36	102,443	1.30%	0.00%	-11.58%

Victory RS International VIP Series(9)
2025	—	$—	$—	N/A	N/A	N/A
2024	—	—	—	—	—	—
2023	12,145	30.98	376,261	1.30%	2.74%	18.49%
2022	12,645	26.15	330,619	1.30%	2.82%	-16.89%
2021	5,684	31.46	178,824	1.30%	1.71%	12.90%

Victory Sophus Emerging Markets VIP Series(8)
2025	—	$—	$—	N/A	N/A	N/A
2024	—	—	—	—	—	—
2023	868	42.00	36,434	1.30%	3.22%	9.61%
2022	1,021	38.31	39,129	1.30%	0.78%	-23.46%
2021	1,274	50.05	63,779	1.30%	0.83%	-5.64%

Victory INCORE Investment Quality Bond VIP Series(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	3,253	23.04	74,945	1.30%	2.15%	-1.49%

Gabelli Capital Asset Fund(4)(7)
2025	—	$—	$—	N/A	N/A	N/A
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	4,270	59.44	253,852	1.30%	0.44%	18.94%

Value Line Centurion Fund(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	37,423	37.61	1,407,363	1.30%	0.02%	18.14%

B-31

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Value Line Strategic Asset Management Trust(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	10,882	55.10	599,562	1.30%	0.31%	14.39%

Invesco V.I. Growth and Income Fund Series II(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	663	35.26	23,369	1.30%	1.41%	26.55%

AB VPS Relative Value Portfolio Class B(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	317	35.39	11,227	1.30%	0.60%	26.20%

AB VPS Large Cap Growth Portfolio Class B(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	306	60.86	18,624	1.30%	0.00%	27.01%

Davis Financial Portfolio
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	458	33.61	15,409	1.30%	2.28%	13.82%
2022	540	29.53	15,938	1.30%	1.73%	-9.70%
2021	673	32.70	22,020	1.30%	1.23%	28.87%

Fidelity VIP Contrafund Portfolio Service Class(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	1,280	56.45	72,241	1.30%	0.05%	26.08%

Fidelity VIP Equity-Income Portfolio Service Class
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	1	34.88	52	1.30%	1.83%	9.12%
2022	9	31.96	286	1.30%	1.95%	-6.30%
2021	23	34.11	801	1.30%	1.62%	23.23%

Fidelity VIP Growth Opportunities Portfolio Service Class
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	7,270	61.09	444,125	1.30%	0.00%	10.40%

B-32

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Fidelity VIP Mid Cap Portfolio Service Class
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	664	71.81	47,707	1.30%	0.51%	13.53%
2022	671	63.25	42,412	1.30%	0.40%	-15.94%
2021	678	75.24	50,990	1.30%	0.49%	23.90%

Fidelity VIP Government Money Market Portfolio Service Class 2
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	6,313	9.84	62,090	1.30%	4.52%	3.29%
2022	13,597	9.52	129,471	1.30%	1.29%	-0.04%
2021	26,304	9.53	250,574	1.30%	0.01%	-1.28%

Templeton Growth VIP Fund Class 2
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	41	20.78	844	1.30%	3.37%	19.46%
2022	43	17.39	750	1.30%	0.16%	-12.63%
2021	46	19.91	925	1.30%	1.13%	3.53%

Janus Henderson Forty Portfolio Institutional Shares
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	1.30%	0.20%	0.00%
2022	—	—	—	1.30%	0.18%	-100.00%
2021	1,098	57.83	63,468	1.30%	0.50%	21.33%

MFS® Total Return Series Initial Class
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	2,820	31.60	89,112	1.30%	1.99%	9.03%
2022	3,255	28.98	94,352	1.30%	1.75%	-10.74%
2021	3,967	32.47	128,797	1.30%	1.80%	12.66%

(1)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.
(3)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(4)	No contracts with this rider investing in this investment division.
(5)	Portfolio commenced operations April 29, 2022.
(6)	As of April 29, 2022, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ration and total returns were not applicable as of December 31, 2022 as a result of liquidation.

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The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

(7)	As of April 25, 2025, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2025 as a result of liquidation.
(8)	As of June 27, 2025, the Victory Sophus Emerging Markets VIP Series Fund was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Victory Sophus Emerging Markets VIP Series Fund was transferred to the Fidelity VIP Government Money Market Portfolio Service Class 2.
(9)	As of August 29, 2025, certain funds were liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to the Fidelity VIP Government Money Market Portfolio Service Class 2.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account A indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below , including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account A as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Guardian Integrated Research VIP Fund (1)

Guardian Large Cap Disciplined Growth VIP Fund (1)

Guardian All Cap Core VIP Fund (1)

Guardian Strategic Large Cap Core VIP Fund (1)

Guardian Core Fixed Income VIP Fund (1)

Guardian Short Duration Bond VIP Fund (1)

Guardian Balanced Allocation VIP Fund (1)

Guardian Equity Income VIP Fund (1)

Victory RS Large Cap Alpha VIP Series (2)

Victory 500 Index VIP Series (4)

Victory High Yield VIP Series (4)

Victory RS Small Cap Growth Equity VIP Series (4)

Victory RS International VIP Series (4)

Victory Sophus Emerging Markets VIP Series (3)

Gabelli Capital Asset Fund (2)

Invesco V.I. American Franchise Fund Series I (1)

Invesco V.I. Equity & Income Fund Series I (1)

AB Sustainable Global Thematic Portfolio Class B (1)

Davis Financial Portfolio (1)

Davis Real Estate Portfolio (1)

Fidelity VIP Equity-Income Portfolio Service Class (1)

Fidelity VIP Growth Opportunities Portfolio Service Class (1)

Fidelity VIP Mid Cap Portfolio Service Class (1)

Fidelity VIP Government Money Market Portfolio Service Class 2 (1)

Templeton Growth VIP Fund Class 2 (1)

Janus Henderson Enterprise Portfolio Institutional Shares (1)

Janus Henderson Forty Portfolio Institutional Shares (1)

Janus Henderson Research Portfolio Institutional Shares (1)

Janus Henderson Global Research Portfolio Institutional Shares (1)

MFS® Growth Series Initial Class (1)

MFS® New Discovery Series Initial Class (1)

MFS® Total Return Series Initial Class (1)

Invesco V.I. Government Securities Fund Series II (1)

(1)	Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025, and 2024
(2)	Statement of operations for the period January 1, 2025, through April 25, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through April 25, 2025 (date of liquidation) and the year ended December 31, 2024.
(3)	Statement of operations for the period January 1, 2025, through June 27, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through June 27, 2025 (date of liquidation) and the year ended December 31, 2024.
(4)	Statement of operations for the period January 1, 2025, through August 29, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through August 29, 2025 (date of liquidation) and the year ended December 31, 2024.

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Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options of The Guardian Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options of The Guardian Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2026

We have served as the auditor of one or more of the investment options of The Guardian Separate Account A since 1992.

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